POST BALANCE SHEET EVENTS (Details) (EUR €) In Millions, unless otherwise specified	1 Months Ended					12 Months Ended
	Jan. 31, 2012 Acquisition Member	Jan. 31, 2012 Issuance [Member]	Jan. 31, 2012 Agorazo Partial Redemption [Member]	Jan. 31, 2012 Spiti Partial Redemption [Member]	Jan. 31, 2012 Autokinito Partial Redemption [Member]	Dec. 31, 2011 Deposit [Member]	Dec. 31, 2011 Covered Bond [Member]
Post Balance Sheet Events [Line Items]
Subsequent Event Amount	€ 26.1	€ 3,000.0	€ 58.1	€ 106.9	€ 79.4	€ 325.6	€ 10,000.0